UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 152.9% (100.0% of Total Investments)
	Consumer Staples – 7.4% (4.8% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
$ 2,115	5.600%, 6/01/36	12/18 at 100.00	BB–	$ 1,641,642
5,385	5.650%, 6/01/41	12/18 at 100.00	BB–	3,981,292
540	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	506,855
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,115	5.750%, 6/01/47	6/17 at 100.00	B	9,995,335
2,895	5.125%, 6/01/47	6/17 at 100.00	B	2,001,314
8,255	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	6,075,185
	Bonds, Series 2007A-2, 5.300%, 6/01/37
32,305	Total Consumer Staples			24,201,623
	Education and Civic Organizations – 6.5% (4.3% of Total Investments)
2,500	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	2,562,500
	2010, 5.000%, 2/01/40
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	292,082
	2005A, 5.000%, 10/01/35
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	Aa1	10,020,400
	Series 2007A, 4.500%, 10/01/33 (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	208,854
265	5.000%, 11/01/25	11/15 at 100.00	A2	272,974
1,250	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,319,763
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
520	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	4/14 at 100.00	N/R	520,218
	University, Series 2003, 6.500%, 10/01/23
2,000	University of California, General Revenue Bonds, Series 2013AF, 5.000%, 5/15/29	5/23 at 100.00	Aa1	2,195,880
3,690	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	Aa1	3,859,777
20,715	Total Education and Civic Organizations			21,252,448
	Health Care – 31.2% (20.4% of Total Investments)
3,815	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	3,888,439
	Series 2008J, 5.625%, 7/01/32
1,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	8/19 at 100.00	A+	1,494,510
	Series 2009, 5.000%, 8/15/39
1,420	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	1,455,614
	San Diego, Series 2011, 5.250%, 8/15/41
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	14,933,280
	5.250%, 11/15/46 (UB)
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	7,477,111
	6.000%, 8/15/42 (UB)
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,120,661
	West, Series 2005A, 5.000%, 3/01/35
2,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	1,983,400
	Series 2012A, 5.000%, 4/01/42
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,670,439
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	6,233,810
	2011A, 6.000%, 8/15/42
3,325	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,845,236
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,760	5.250%, 7/01/24	7/15 at 100.00	BBB–	1,781,965
3,870	5.250%, 7/01/30	7/15 at 100.00	BBB–	3,877,121
150	5.250%, 7/01/35	7/15 at 100.00	BBB–	140,520
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,148,327
	Series 2001C, 5.250%, 8/01/31
12,640	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	12,499,822
	Series 2006, 5.000%, 3/01/41
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	10,104,850
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,329,972
	Project, Series 2009, 6.750%, 2/01/38
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	5/18 at 100.00	AA–	5,001,000
	2008B, 5.250%, 11/15/48
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,002,400
	2005A, 5.000%, 12/01/23
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,115,226
	2008A, 8.250%, 12/01/38
1,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California,	3/20 at 100.00	A+	1,014,300
	Series 2010, 5.375%, 3/15/36
675	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	664,126
	6.500%, 11/01/29
5,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	5,242,955
	6.000%, 11/01/41
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,456,098
	Center, Series 2007A, 5.000%, 7/01/38
3,500	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	3,827,565
	7.500%, 12/01/41
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,106,410
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
100,251	Total Health Care			102,415,157
	Housing/Multifamily – 2.1% (1.4% of Total Investments)
1,985	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,071,268
	Series 2010A, 6.400%, 8/15/45
4,600	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	4,569,548
	Series 2012A, 5.125%, 8/15/32
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	307,338
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
6,905	Total Housing/Multifamily			6,948,154
	Housing/Single Family – 0.6% (0.4% of Total Investments)
225	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	235,483
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206,	2/17 at 100.00	A–	1,814,141
	8.398%, 2/01/29 (Alternative Minimum Tax) (IF)
2,620	Total Housing/Single Family			2,049,624
	Industrials – 0.0% (0.0% of Total Investments)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	20,326
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
	Long-Term Care – 0.4% (0.2% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,158,460
	2009, 8.000%, 11/01/29
	Tax Obligation/General – 30.8% (20.2% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,183,960
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007
	Election Series 2011B:
21,000	0.000%, 8/01/41 – AGM Insured	No Opt. Call	AA–	3,995,670
16,840	0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA–	2,822,721
10,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	11,493,600
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	6.000%, 3/01/33	3/20 at 100.00	A1	5,815,400
8,000	5.500%, 3/01/40	3/20 at 100.00	A1	8,653,200
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,041,730
	California State, General Obligation Bonds, Various Purpose Series 2011:
5,000	5.250%, 10/01/28	No Opt. Call	A1	5,509,350
2,000	5.000%, 9/01/31	No Opt. Call	A1	2,121,160
4,330	5.000%, 10/01/41	10/21 at 100.00	A1	4,408,416
2,000	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 2/01/29	No Opt. Call	A1	2,147,420
4,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	5,019,267
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	3,584,331
	2006C, 5.000%, 8/01/31 – AGM Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA–	5,669,481
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	3,187,710
	5.000%, 7/01/24 – NPFG Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A2	5,264,861
	2005, 5.000%, 7/01/35 – FGIC Insured
4,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	4,186,440
	2011, 5.000%, 8/01/41
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2004 Election Series 2013B:
2,770	5.500%, 8/01/38	8/24 at 100.00	Aa3	2,954,122
2,490	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,646,895
50,070	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	17,229,087
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
158,720	Total Tax Obligation/General			100,934,821
	Tax Obligation/Limited – 42.3% (27.7% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,023,880
615	5.800%, 9/01/35	9/14 at 102.00	N/R	617,030
1,910	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	505,883
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (4)
5,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A2	5,333,800
	Rehabilitation, Series 2013G, 5.250%, 9/01/30
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,090,810
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,296,820
	2009-I, 6.375%, 11/01/34
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	719,592
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,905	Carson Redevelopment Agency, California, Redevelopment Project Area 1 Tax Allocation Bonds,	10/19 at 100.00	A–	3,233,091
	Series 2009A, 7.000%, 10/01/36
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,189,353
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,480	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	2/14 at 100.00	BBB	1,463,986
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,040	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/14 at 100.00	A	996,226
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
1,430	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/14 at 100.00	A–	1,432,317
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
2,890	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	3/14 at 100.00	A	2,911,473
	District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,129,410
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,010,520
	Refunding Series 2012, 5.000%, 9/01/32
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/14 at 100.00	A	4,016,059
	5.500%, 3/01/22 – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A2	1,026,640
	Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/30
31,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	30,806,761
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	2,450,316
	5.000%, 9/01/35 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	1,497,810
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	4,603,905
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
1,285	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,233,086
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	327,093
755	5.125%, 9/01/36	9/16 at 100.00	N/R	728,885
675	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	646,353
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	919,310
	8/01/37 – RAAI Insured
2,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	2,321,900
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,650	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA–	1,657,953
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation,	3/14 at 100.00	AA–	1,546,111
	Series 2005, 5.000%, 3/01/24 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 –	8/17 at 100.00	A	3,437,805
	NPFG Insured
695	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	821,275
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/14 at 100.00	A	9,222,816
	2001, 5.000%, 3/01/19 – NPFG Insured
240	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	231,514
	Series 2006D, 5.000%, 9/01/33
260	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	284,037
	Project, Series 2011, 6.750%, 9/01/40
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	A–	1,032,920
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,820	5.250%, 9/01/30	9/23 at 100.00	N/R	1,782,144
1,635	5.750%, 9/01/39	9/23 at 100.00	N/R	1,630,471
300	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	296,244
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	3/14 at 100.00	N/R	248,918
530	6.125%, 9/01/41	3/14 at 100.00	N/R	534,325
7,935	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/14 at 100.00	N/R	7,936,032
2,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,195,860
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/13 at 100.00	A	1,569,953
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	1,483,040
	2009A, 0.000%, 8/01/32
845	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	890,807
	2011A, 5.750%, 9/01/30
150	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	165,608
	Area, Series 2011B, 6.500%, 10/01/25
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	2/14 at 100.00	A	1,866,119
	Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	2,814,400
	5.400%, 11/01/20 – AMBAC Insured
1,000	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	1,098,020
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
120	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	134,699
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	135,201
155	7.000%, 8/01/41	2/21 at 100.00	BBB	165,256
1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	1,017,220
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/15 at 100.00	A	1,003,750
	Project, Series 2005A, 5.000%, 8/01/27 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	A	1,119,844
1,235	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	1,251,018
5,000	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	A+	5,774,700
	Area, Series 2011A, 6.750%, 9/01/28
205	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	215,637
	7.000%, 10/01/26
1,405	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	1,225,230
	District 03-02 Roripaugh, Series 2013, 5.450%, 9/01/26
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	1,267,536
	7.500%, 9/01/39
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,014,790
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
5,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA–	5,536,450
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
150	6.000%, 9/01/26	9/21 at 100.00	A–	165,545
210	6.500%, 9/01/32	9/21 at 100.00	A–	236,930
138,080	Total Tax Obligation/Limited			138,542,487
	Transportation – 4.3% (2.8% of Total Investments)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
1,700	5.850%, 1/15/23	1/14 at 101.00	BBB–	1,708,959
11,150	5.750%, 1/15/40	1/14 at 100.00	BBB–	11,089,456
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,281,163
	Airport, Senior Lien Series 2010D, 5.000%, 5/15/40 (UB) (5)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	119,339
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
14,220	Total Transportation			14,198,917
	U.S. Guaranteed – 5.9% (3.8% of Total Investments) (6)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	1,584,397
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	6,274,339
	Tender Option Bond Trust 1065, 9.416%, 3/01/33 (Pre-refunded 3/01/18) (IF)
635	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	677,850
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
1,725	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	AA (6)	2,203,843
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	No Opt. Call	N/R (6)	7,158,380
	5.375%, 8/15/29 (ETM)
575	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds,	8/15 at 100.00	AA (6)	620,546
	Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R (6)	668,256
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39 (Pre-refunded 9/01/14)
15,490	Total U.S. Guaranteed			19,187,611
	Utilities – 6.0% (3.9% of Total Investments)
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,680,399
	2007A, 5.000%, 11/15/35
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	5,746,180
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
2,355	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	2,611,200
	2013B, 5.000%, 7/01/28
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	AA–	3,457,680
	Option Bond Trust 3345, 18.063%, 7/01/20 (IF) (5)
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	1,271,054
	9/01/31 – SYNCORA GTY Insured
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond	8/23 at 100.00	AA–	2,817,700
	Trust 1186, 17.295%, 8/15/41 (IF) (5)
18,400	Total Utilities			19,584,213
	Water and Sewer – 15.4% (10.1% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/29	4/23 at 100.00	AA–	2,178,880
2,100	5.000%, 10/01/34	4/23 at 100.00	AA–	2,223,564
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
1,265	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,092,100
6,475	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,284,830
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	893,305
	5.000%, 4/01/36 – NPFG Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	2,589,825
	AMBAC Insured
9,955	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	10,608,645
	5.250%, 7/01/39 (UB)
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	860,225
	5.000%, 6/01/31 – NPFG Insured
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	2,372,378
	2006, 5.000%, 12/01/31 – FGIC Insured
11,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	12,556,060
	Series 2010A, 5.250%, 5/15/26
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/21 at 100.00	AA–	5,843,543
	Series 2011A, 5.000%, 11/01/41 (UB)
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Tender Option Bond Trust 2013-4A:
750	18.028%, 11/01/28 (IF)	11/21 at 100.00	AA–	1,059,270
750	18.128%, 11/01/43 (IF)	5/22 at 100.00	AA–	862,590
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA–	2,126,760
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
48,335	Total Water and Sewer			50,551,975
$ 562,161	Total Long-Term Investments (cost $488,779,267)			501,045,816
	Floating Rate Obligations – (13.2)%			(43,400,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.6)% (7)			(136,200,000)
	Other Assets Less Liabilities – 1.9%			6,335,555
	Net Assets Applicable to Common Shares – 100%			$ 327,781,371

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$501,045,816	$ —	$501,045,816

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $444,767,201.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 27,668,380
Depreciation	(14,789,311)
Net unrealized appreciation (depreciation) of investments	$ 12,879,069

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014